PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment
In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2022	$418	$59	$116	$593
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2022	418	$59	$116	$593
Additions	-	3	-	3
Disposals	-	-	-	-
Balance at December 31, 2023	418	$62	$116	$596
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2024	$418	$62	$116	$596

Accumulated depreciation
Balance at January1, 2022	418	48	105	$571
Depreciation for the year	-	5	7	12
Disposals	-	-	-	-
Balance at December 31, 2022	$418	$53	$112	$583
Depreciation for the year	-	7	4	11
Disposals	-	-	-	-
Balance at December 31, 2023	418	$60	$116	$594
Depreciation for the year	-	1	-	1
Disposals	-	-	-	-
Balance at December 31, 2024	$418	$61	$116	$595
Carrying amounts
At December 31, 2022	$-	$6	$4	$10
At December 31, 2023	$-	$2	$-	$2
At December 31, 2024	$-	$1	$-	$1